UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8748
Wanger Advisors Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

WANGER INTERNATIONAL SELECT STATEMENT OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2004

Number of Shares or Principal Amount		Value
Common Stocks - 95.5%
	Europe - 58.3%
	United Kingdom/Ireland - 29.8%
96,000	Anglo Irish Bank (Ireland)
	Corporate Lending & Private Banking	$1,761,449
160,000	BG Group
	Global Integrated Gas & LNG Producer	1,076,425
85,000	Exel
	Global Freight Forwarding	1,053,834
63,000	Depfa Bank (Ireland)
	International Public Sector Finance	860,373
75,000	Grafton Group (Ireland)
	Builders, Wholesalers & DIY Retailing	697,401
120,000	Rank Group
	Gaming & Media Services	608,371
25,000	Kerry (Ireland)
	Specialty Food Ingredient Company	553,168
60,000	Jardine Lloyd Thompson
	Business Insurance Broker	470,629
45,000	British Sky Broadcasting
	Digital Satellite Broadcasting	391,223
70,000	Compass Group
	International Concession & Contract Caterer	280,404
29,000	Smith & Nephew
	Medical Equipment & Supplies	267,300
11,000	Cobham
	Aerospace	265,497
		8,286,074
	Switzerland - 8.5%
2,500	Schindler
	Elevator Manufacturer & Maintenance	712,416
6,100	Synthes Startec (a)
	Products for Orthopedic Surgery	666,038
4,300	Swatch Group
	Watch & Electronics Manufacturer	582,712
650	Givaudan
	Industrial Fragrances & Flavors	396,126
		2,357,292
	France/Belgium - 7.2%
14,800	Neopost
	Postage Meter Machines	951,496
9,000	Imerys
	Industrial Minerals Producer	599,218
7,100	Essilor International
	Eyeglass Lenses	457,194
		2,007,908
	Czech Republic - 3.2%
8,000	Komercni Banka
	Czech Republic Third Largest Bank	894,555

	Luxembourg - 2.8%
80,000	SES Global
	Satellite Broadcasting Services	780,672

	Norway - 2.6%
92,300	Den Norske Bank
	Largest Norwegian Bank	731,712

	Spain - 1.8%
28,000	Red Electrica
	Spanish Power Grid	509,960

	Germany - 1.4%
7,500	Rhoen Klinikum
	Hospital Management	373,321

	Italy - 1.0%
18,600	Autogrill (a)
	Restaurants & Catering for Travelers	264,425
	Europe - Total	16,205,919

	Asia - 25.6%
	Japan - 24.7%
22,000	Daito Trust Construction
	Apartment Builder	894,729
5,800	Funai Electric
	Consumer Electronics	783,957
7,200	Hoya
	Opto-Electrical Components & Eyeglass Lenses	756,385
29,000	Shimano
	Bicycle Components & Fishing Tackle	742,558
14,800	Uni-Charm
	Infant & Personal Care Products	735,056
37,000	Ushio
	Industrial Light Sources	625,309

Number of Shares or Principal Amount		Value
19,300	Sugi Pharmacy
	Drugstore Operator	605,640
190	Dentsu
	Advertising Agency	509,829
110,000	Hiroshima Bank
	Regional Bank	473,269
6,900	Fast Retailing
	Apparel Retailer	470,070
14,000	Olympus Optical
	Medical Equipment & Cameras	270,611
300	Electric Power Development
	Japan’s Largest Supplier of Wholesale Electricity	7,396
		6,874,809
	Singapore - 0.9%
25,000	Venture
	Electronic Contract Manufacturer	244,769
	Asia - Total	7,119,578

	Other Countries - 8.3%
	Canada - 5.4%
26,900	Talisman Energy
	Oil & Gas Producer	699,569
30,000	Noranda
	Diversified Mining Holding Company	523,456
40,000	Kinross Gold (a)
	Gold Mining	271,880
		1,494,905
	Australia - 2.9%
150,000	Lion Nathan
	Beer Brewer/Distributor	805,263
	Other - Total	2,300,168

	Latin America - 3.3%
	Argentina - 3.3%
20,000	Tenaris
	Steel Pipe for Oil Wells & Pipelines	911,800
	Latin America - Total	911,800

Total Common Stocks - 95.5%
	(Cost: $20,294,835)	26,537,465

Short-Term Obligations - 4.6%
$1,278,000	Repurchase Agreement with State Street Bank & Trust
	Dated 9/30/04, Due 10/01/04 at 1.70% Collateralized by
	Federal Home Loan Bank Notes, Maturing 4/02/18,
	Market Value $1,305,088 (Repurchase proceeds: $1,278,060)	1,278,000
	(Cost $1,278,000)	1,278,000

Total Investments - 100.1%
	(Cost: $21,572,835) (b) (c)	27,815,465

Cash and Other Assets Less Liabilities - (0.1%)		(30,448)

Total Net Assets - 100%		$27,785,017

>	Notes to Statements of Investments

(a)	Non-income producing security.
(b)

At September 30 , 2004, for federal income tax purposes cost of investments was $21,572,835 and net unrealized appreciation was $6,242,630 consisting of gross unrealized appreciation of $6,927,375 and gross unrealized depreciation of $684,745

(c)	On September 30, 2004, the Fund’s total investments were denominated in currencies as follows:

		% of Net
Currency	Value	Assets

Euro Dollars	$7,808,678	28.1%
Japanese Yen	6,874,809	24.7
British Pounds	4,413,682	15.9
Swiss Francs	2,357,293	8.5
U.S. Dollars	2,189,800	7.9
Canadian Dollars	1,494,905	5.4
Other currencies less than
5% of total net assets	2,676,298	9.6
	$27,815,465	100.1%

At September 30, 2004, the Fund’s portfolio investments as a percent of net assets was diversified as follows:

	Value	Percent
Industrial Goods/Services
Industrial Services	$1,766,250	6.4%
Machinery	951,496	3.4
Steel	911,800	3.3
Construction	894,729	3.2
Electrical Components	890,806	3.2
Industrial Distribution	697,401	2.5
Industrial Materials	599,218	2.2
Speciality Chemicals	396,126	1.4
	7,107,826	25.6
Consumer Goods/Services
Durable Goods	1,325,270	4.8
Retail	1,075,710	3.9
Beverage	805,263	2.9
Consumer Electronics	783,957	2.8
Non-Durable Goods	735,056	2.6
Casinos	608,371	2.2
Food	553,168	2.0
Restaurants	544,829	1.9
	6,431,624	23.1
Finance
Banks	4,721,358	17.0
Insurance	470,629	1.7
	5,191,987	18.7

Information Technology
Computer Related Hardware
Semiconductors & Related Equipment	$756,385	2.7%
Contract Manufacturing	244,769	0.9
	1,001,154	3.6
Media
Satellite Broadcasting & Services	780,672	2.8
TV Broadcasting	391,223	1.4
	1,171,895	4.2
Software and Services
Advertising	509,829	1.8
	509,829	1.8
	2,682,878	9.6
Energy/Minerals
Oil/Gas Producers	1,775,994	6.4
Mining	523,456	1.9
Non-Ferrous Metals	271,880	1.0
	2,571,330	9.3
HealthCare
Medical Equipment	1,661,143	6.0
Hospital Management	373,321	1.3
	2,034,464	7.3
Other
Regulated Utilities	517,356	1.9
	517,356	1.9

Total Common Stocks	26,537,465	95.5

Short-Term Obligations	1,278,000	4.6
Total Investments	27,815,465	100.1

Cash and Other Assets
Less Liabilities	(30,448)	(0.1)
Net Assets	$27,785,017	100.0%

WANGER INTERNATIONAL SMALL CAP ADVISORS STATEMENT OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2004

Number of Shares or Principal Amount		Value
Common Stocks - 94.0%
	Europe - 60.2%
	United Kingdom/Ireland - 21.9%
500,000	Anglo Irish Bank (Ireland)
	Small Business & Middle Market Banking	$9,174,213
800,000	Grafton Group (Ireland)
	Builders, Wholesalers & DIY Retailing	7,438,938
1,450,000	United Drug (Ireland)
	Irish Pharmaceutical Wholesaler & Outsourcer	5,623,418
2,100,000	Tullow Oil
	Oil & Gas Producer	5,473,420
520,000	Business Post Group
	UK Parcel & Express Mail Service	5,380,912
955,901	International Greetings
	Private Label Greeting Products	5,299,468
700,000	Kensington
	Non-Conforming Mortgage Company	5,117,636
400,000	Exel
	Global Logistics & Freight Forwarding	4,959,218
1,850,000	RPS Group
	Environmental Consulting	4,635,824
200,000	Kerry (Ireland)
	Food Ingredients	4,425,346
750,000	French Connection
	Clothing Wholesaler & Retailer	4,310,377
300,000	Depfa Bank (Ireland)
	International Public Sector Finance	4,097,014
155,000	Cobham
	Aerospace	3,741,089
600,000	Expro International
	Offshore Oil Field Services	3,668,868
459,800	Jardine Lloyd Thompson
	Business Insurance Broker	3,606,586
500,000	Spectris
	Electronic Instruments & Controls	3,586,039
600,000	Care UK
	Nursing Home & Psychiatric Care Facilities	3,506,354
250,000	Jurys Doyle Hotel (Ireland)
	Hotel Group	3,280,571
700,000	Bloomsbury Publishing
	Publishing	3,184,121
750,000	Charles Taylor Group
	Insurance	3,104,648
250,000	Viridian
	Northern Ireland Electric Utility	2,864,326
557,400	Rank Group
	Gaming & Media Services	2,825,882
120,000	Intermediate Capital
	European Provider of Mezzanine Capital	2,323,720
170,000	Northgate
	Light Commercial Vehicle Rental Specialist	2,156,123
350,000	Vitec Group
	Photo, Film Production & Broadcast Accessories	2,019,832
123,800	IAWS (Ireland)
	Diversified Food Producer	1,539,135
		107,343,078
	Germany/Austria - 7.4%
125,000	Wienerberger (Austria)
	Bricks & Clay Roofing Tiles	4,695,170
75,000	Rhoen Klinikum Pfd.
	Hospital Management	3,709,597
80,000	Kali & Salz
	Potash Products, Fertilizers, Salt & Waste Management	3,444,833
266,666	Deutsche Beteiligung (a)
	Private Equity	3,369,240
383,000	Takkt
	Mail Order Retailer of Office & Warehouse Durables	3,291,039
118,000	Hugo Boss Designs
	Fashion Apparel	3,173,284
50,000	Wincor Nixdorf (a)
	Retail POS Systems & ATM Machines	2,982,318
39,837	Rational
	Commercial Oven Manufacturer	2,873,833
35,000	Beru
	Auto Parts & Electronics	2,522,882
78,000	GFK
	Market Research Services	2,176,300
50,000	Vossloh
	Rail Infrastructure & Diesel Locomotives	1,953,105
55,000	Bilfinger Berger
	Construction & Related Services	1,907,404
		36,099,005

1

Number of Shares or Principal Amount		Value
	France/Belgium - 7.3%
60,000	Vallourec
	Seamless Tubes	7,011,777
90,000	Norbert Dentressangle
	Transport	4,441,254
60,000	Imerys
	Industrial Minerals Producer	3,994,787
41,000	Camaieu
	Women’s Apparel Retailer	3,672,614
55,000	Neopost
	Postage Meter Machines	3,535,967
61,000	Omega Pharma (Belgium)
	OTC Products, Pharmacy & Dental Supplies	2,985,657
41,000	Bacou Dalloz
	Safety Equipment	2,901,769
97,000	Fininfo
	Data Feeds for French Banks & Brokers	2,508,331
103,000	April Group
	Insurance Policy Construction	2,291,571
178,000	Cerep (a)
	Health Care	2,172,087
3,393	Bonduelle
	Producer of Canned, Frozen & Fresh Vegetables	272,424
		35,788,238
	Netherlands - 7.2%
92,347	Fugro
	Survey & GPS Services	7,204,866
97,000	OPG Groep
	Pharmaceutical Wholesaler & Retailer	5,256,387
138,000	Aalberts Industries
	Flow Control & Heat Treatment	5,018,289
116,000	Sligro Food Group
	Food Service & Wholesaling	4,685,710
217,000	United Services Goup
	Temporary Staffing Services	4,285,454
60,000	Kon Ten Cate
	Advanced Textiles & Industrial Fabrics	3,232,682
98,000	IM Tech
	Technical Engineering	2,595,197
40,000	Hunter Douglas
	Decorative Window Coverings	1,839,872
154,000	AM NV
	Property Developer	1,240,118
		35,358,575
	Italy - 3.2%
160,000	Amplifon
	Hearing Aid Retailer	6,337,003
402,000	Granitifiandre
	Leading Innovator in a Stoneware Industry	3,084,115
50,000	Davide Campari
	Beverages	2,517,677
1,400,000	Ducati Motor (a)
	Motorcycles & Related Merchandise	1,860,078
200,000	Credit Emiliano
	Regional Bank	1,666,736
		15,465,609
	Sweden - 3.0%
150,000	Hexagon
	Diversified Engineering	4,783,847
280,000	Sweco
	Nordic Infrastructure/Environment Consulting	4,116,332
171,000	Nobia
	Kitchen Interiors Manufacturing & Distribution	2,201,546
351,000	Intrum Justitia
	Receivables Management & Debt Collection	2,084,171
1,260,000	Biotage (a)
	Discovery Chemistry (Microwaves & Purification)	1,555,586
		14,741,482
	Spain/Portugal - 2.5%
294,000	Gamesa
	Wind Turbines	4,322,742
76,000	Bankinter
	Mortgage Lender	3,318,301
279,100	Abengoa
	Engineering & Construction	2,581,601
100,000	Red Electrica
	Spanish Power Grid	1,821,287
		12,043,931

Number of Shares or Principal Amount		Value
	Switzerland - 2.3%
10,400	Sika
	Chemicals for Construction & Industrial Application	6,006,996
6,500	Geberit International
	Plumbing Supplies	5,057,443
		11,064,439
	Finland - 2.1%
480,000	Sponda
	Office & Warehouse Property Company	4,054,187
122,000	Jaakko Poyry
	Engineering Consultants in Forestry, Energy	3,107,755
63,000	Amer Group
	Branded Sporting Goods	2,978,106
		10,140,048
	Norway - 0.9%
215,000	Ekornes
	Niche Furniture Manufacturer	4,600,265
395,200	Sundal Collier
	Broker & Investment Bank	291,262
		4,891,527
	Poland - 0.8%
167,000	Central Euro Distribution (a)
	Spirits & Wine Distribution	3,730,780

	Czech Republic - 0.7%
30,000	Komercni Banka
	Leading Czech Universal Bank	3,354,580

	Greece - 0.6%
190,000	Intralot
	Lottery & Gaming Systems & Services	2,924,341

	Denmark - 0.3%
10,500	Kobenhavns Lufthavne
	Copenhagen Airport Manager	1,601,705
	Europe - Total	294,547,338

	Asia - 23.9%
	Japan - 13.5%
124,000	Daito Trust Construction
	Apartment Builder	5,043,017
216,500	Ain Pharmaciez
	Dispensing Pharmacy/Drugstore Operator	4,638,294
30,600	Funai Electric
	Consumer Electronics	4,136,050
160,000	Shimano
	Bicycle Components & Fishing Tackle	4,096,874
129,600	Sugi Pharmacy
	Drugstore Operator	4,066,889
273,500	NIFCO
	Molded Plastic Components	4,060,025
386,000	Wacoal
	Women’s Specialty Apparel	3,789,258
151,000	Otsuke Kagu
	Furniture Retailer	3,700,120
111,000	Eneserve
	Power Generators	3,672,655
165,600	Chiyoda Integre
	Plastic Components for Consumer Electronics	3,434,385
94,600	Kappa Create
	Sushi Chain Restaurant Operator	3,292,463
179,000	Ushio
	Industrial Light Sources	3,025,144
265,900	Toyo Technica
	Value Added Reseller of Imported Instrumentation	2,890,307
73,000	ARRK
	Prototypes & Molds for New Product Development	2,719,954
58,000	Hogy Medical
	Disposable Surgical Products	2,383,176
33,000	Fast Retailing
	Apparel Retailer	2,248,159
60,000	Meitec
	Staffing Company Specializing in RD Engineers	2,161,181
470,400	Hiroshima Bank
	Regional Bank	2,023,872
60,000	Drake Beam Morin
	Outplacement Services	1,621,032
40,000	Park 24
	Parking Lot Operator	1,181,205
180,000	Bank of Yokohama
	Regional Bank	969,268
195,000	Fukuoka Bank
	Regional Bank	932,964
		66,086,292

Number of Shares or Principal Amount		Value
	Hong Kong/China - 3.3%
5,468,000	Global Bio-Chem Technology Group (China) (a)
375,000	Global Bio-Chem Technology Group (China) warrants (a)	4,165,620
	Chinese Refiner of Corn-Based Commodities	25,492
2,000,000	Techtronic Industries
	Power Tool Manufacturer	3,934,921
10,000,000	Linmark
	Apparel/Hard Goods Sourcing Agent	3,432,623
8,500,000	Ngai Lik Industrial
	China Based A/V Contract Manufacturer	3,055,119
10,000,000	Lerado Group
	Baby Paraphernalia	1,718,761
		16,332,536
	Taiwan - 3.2%
4,419,300	Phoenixtec Power
	Uninterruptable Power Supplies	4,222,269
395,000	ASE Test (a)
	Semiconductor Packaging & Test Services	2,073,750
1,083,616	Springsoft Systems
	Electronic Design Automation Software	2,010,055
1,600,000	Chicony Electronics
	PC Power Supplies & Keyboards	1,926,839
1,644,021	Wah Lee Industrial
	Distributor of Chemicals, Materials & Equipment	1,915,813
1,990,000	Taiwan Fu Hsing
	Door Lock Manufacturer	1,784,794
2,530,000	Bank of Kaohsiung
	Commerical Banking	1,740,131
		15,673,651
	South Korea - 1.2%
55,130	Yuhan
	Ethical Drug Producer	3,642,525
258,790	Samyoung Heat Exchange
	Power Plant Related Machinery	2,032,634
		5,675,159
	Singapore - 1.1%
4,000,000	Comfort Group
	Taxi Service	3,111,397
1,700,000	Sembcorp Logistics
	Logistics Services	2,291,388
		5,402,785
	India - 0.8%
300,000	Housing Development Finance
	Premier Mortgage Lender in India	3,985,704

	Indonesia - 0.8%
30,000,000	PT Perusahaan Gas Negara
	Gas Pipeline Operator	3,770,877
	Asia - Total	116,927,004

	Other Countries - 6.4%
	Canada - 3.2%
800,000	Fairborne Energy (a)
	Oil & Gas Producer	6,218,028
823,500	Major Drilling Group (a)
	Mining Exploration Driller	5,871,646
300,000	Kinross Gold (a)
	Gold Mining	2,039,101
100,000	Corus Entertainment
	Television Programming & Radio Stations	1,863,822
		15,992,597
	Australia/New Zealand - 2.6%
600,000	Billabong International
	Surfwear Apparel Manufacturer	4,163,393
1,000,000	Sky City Entertainment (New Zealand)
	Casino/Entertainment Complex	3,133,702
1,300,000	Pacific Brands
	Dominant Australian Apparel Brand Manager	2,731,527
70,000	Perpetual Trustees
	Investment Management	2,550,263
		12,578,885
	South Africa - 0.6%
100,000	Edgars Consolidated Stores
	Leading Retail Conglomerate	2,925,434
	Other - Total	31,496,916

	Latin America - 3.5%
	Mexico - 1.5%
200,000	Grupo Aeroportuario
	Mexican Airport Authority	4,420,000
1,000,000	Consorcio ARA (a)
	Affordable Housing Builder	2,854,382
		7,274,382

Number of Shares or Principal Amount		Value
	Brazil - 0.8%
200,000	Natura Cosmetics
	Direct Retailer of Cosmetics	4,043,371

	Argentina - 0.7%
70,000	Tenaris
	Steel Pipe for Oil Wells & Pipelines	3,191,300

	Chile - 0.5%
100,000	CorpBanca (b)
	Chilean Local Bank	2,686,000
	Latin America - Total	17,195,053

Total Common Stocks - 94.0%
	(Cost: $359,955,810)	460,166,311

Short-Term Obligations - 7.2%
$35,221,000	Repurchase Agreement with State Street Bank & Trust Dated 9/30/04, Due 10/01/04 at 1.70% Collateralized by Federal Home Loan Bank Notes, Maturing 4/02/18, Market Value $35,929,756 (Repurchase proceeds: $35,222,663)	35,221,000
		35,221,000

Total Investments - 101.2%
	(Cost: $395,176,810) (c) (d)	495,387,311

Cash and Other Assets Less Liabilities - (1.2%)		(5,681,908)

Total Net Assets - 100%		$489,705,403

>	Notes to Statements of Investments

(a)	Non-income producing security.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At September 30, 2004, this security amounted to $2,686,000 which represents 0.55% of net assets.

Additional information on this security is as follows:

	Acquisition
Security	Dates	Cost	Value

CorpBanca	11/19/2003	$2,572,742	$2,686,000

(c)

At September 30 , 2004, for federal income tax purposes cost of investments was $395,176,810 and net unrealized appreciation was $100,210,501 consisting of gross unrealized appreciation of $114,299,800 and gross unrealized depreciation of of $14,089,299

(d)	On September 30, 2004, the Fund’s total investments were denominated in currencies as follows:

		% of Net
Currency	Value	Assets

Euro Dollars	$183,398,384	37.5%
British Pounds	71,764,446	14.7
Japanese Yen	66,086,292	13.5
U.S. Dollars	51,322,830	10.5
Other currencies less than	122,815,360
5% of total net assets		25.0
	$495,387,311	101.2%

At September 30, 2004, the Fund’s portfolio investments as a percent of net assets was diversified as follows:

	Value	Percent
Industrial Goods/Services
Other Industrial Services	$27,402,169	5.6
Industrial Materials	26,164,924	5.3
Electrical Compoments	14,523,360	3.0
Conglomerates	12,383,737	2.5
Construction	11,522,981	2.4
Outsourcing & Training Services	10,645,427	2.2
Machinery	10,395,539	2.1
Steel	10,203,077	2.1
Industrial Distribution	7,438,938	1.5
Specialty Chemicals	6,006,996	1.2
	136,687,148	27.9
Consumer Goods/Services
Retail	31,898,890	6.5
Apparels	17,290,085	3.5
Durable Goods	14,434,587	2.9
Food	10,922,615	2.2
Furniture & Textiles	8,641,683	1.8
Leisure Products	7,021,477	1.4
Casinos	5,959,584	1.2
Non Durable Goods	5,299,468	1.1
Consumer Electronics	4,136,050	0.8
Goods Distribution	3,730,780	0.8
Restaurants	3,292,463	0.7
Travel	3,280,571	0.7
Gaming	2,924,341	0.6
Consumer Services	2,899,966	0.6
Beverage	2,517,677	0.5
	124,250,237	25.3
Finance
Banks	26,644,778	5.4
Finance Companies	11,681,650	2.4
Insurance	9,002,805	1.8
Savings & Loans	7,304,005	1.5
Money Management	5,919,503	1.2
Brokerage	291,262	0.1
	60,844,003	12.4

Energy/Minerals
Oil/Gas Producers	$11,691,448	2.4%
Oil Services	10,873,734	2.2
Non-Ferrous Metals	7,910,747	1.6
Agricultural Commodities (includes Forestry)	4,191,112	0.9
Oil Refining/Marketing/Distribution	3,770,877	0.8
Independent Power	3,672,655	0.7
	42,110,573	8.6
Information Technology
Business Information & Marketing Services	9,320,455	1.9
Computer Hardware & Related Equipment	9,131,426	1.9
Instrumentation	6,476,346	1.3
Publishing	3,184,121	0.7
Contract Manufacturing	3,055,119	0.6
Semiconductors & Related Equipment	2,073,750	0.4
Business Software	2,010,055	0.4
Electronics Distribution	1,915,813	0.4
Television Programming	1,863,822	0.4
	39,030,907	8.0
HealthCare
Services	11,748,398	2.4
Pharmaceuticals	11,438,030	2.3
Hospital Management	3,709,597	0.8
Hospital/ Laboratory Supplies	2,383,176	0.5
Medical Equipment	1,555,586	0.3
	30,834,787	6.3
Other
Transportation	13,574,356	2.8
Real Estate	8,148,687	1.7
Regulated Utilities	4,685,613	1.0
	26,408,656	5.5

Total Common Stocks	460,166,311	94.0

Short-Term Obligations	35,221,000	7.2
Total Investments	495,387,311	101.2

Cash and Other Assets Less Liabilities	(5,681,908)	(1.2)

Net Assets	$489,705,403	100.0%

WANGER SELECT STATEMENT OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2004

Number of Shares or Principal Amount		Value
Common Stocks - 90.6%
	Information - 33.0%
	Business/Consumer Software - 13.5%
185,000	Mcafee (a)
	Security Software & Services	$3,718,500
143,000	PeopleSoft (a)
	HR, ERP, CRM & Supply Chain Software	2,838,550
81,700	Synopsys (a)
	Software for Designing Semiconductor Chips	1,293,311
101,300	Novell (a)
	Directory, Operating System & Identity Management Software	639,203
		8,489,564
	Business Information/Advertising - 6.6%
31,000	Moody’s
	Ratings Service for Credit Obligations	2,270,750
63,000	Fair Isaac
	Credit Scoring & Decision Analytic Software	1,839,600
		4,110,350
	Telecommunications Equipment - 3.5%
240,000	Tellabs (a)
	Telecommunications Equipment	2,205,600

	Instrumentation - 3.4%
65,000	Tektronix
	Analytical Instruments	2,161,250

	Mobile Communications - 3.3%
135,000	American Tower (a)
	Communication Towers in USA & Mexico	2,072,250

	Internet - 2.7%
250,100	Skillsoft Publishing (a)
	Provider of Web-Based Learning Solutions (E-Learning)	1,673,169
	Information - Total	20,712,183

	Consumer Goods/Services - 30.4%
	Retail - 8.7%
98,000	Safeway (a)
	Retail Food & Drug Stores	1,892,380
45,000	CostCo
	Warehouse Superstores	1,870,200
55,000	Abercrombie & Fitch
	Teen Apparel Retailer	1,732,500
		5,495,080
	Consumer Services - 7.5%
80,000	ITT Educational Services (a)
	Postsecondary Degree Programs	2,884,000
47,600	Weight Watchers (a)
	Weight Loss Program	1,847,832
		4,731,832
	Leisure Vehicles - 5.7%
60,000	Harley Davidson
	Motorcycles & Related Merchandise	3,566,400

Number of Shares or Principal Amount		Value
	Apparel - 3.1%
46,000	Coach (a)
	Designer & Retailer of Branded Leather Accessories	1,951,320

	Furniture/Textiles - 3.1%
78,000	Herman Miller
	Office Furniture	1,922,700

	Entertainment - 2.3%
29,000	International Speedway Motors
	Largest Motorsport Racetrack Owner & Operator	1,447,100
	Consumer Goods/Services - Total	19,114,432

	Finance - 15.6%
	Banks - 9.1%
128,000	TCF Financial
	Great Lakes Bank	3,877,120
57,000	Associated Banc-Corp
	Midwest Bank	1,827,990
		5,705,110
	Insurance - 3.5%
7,100	Markel (a)
	Specialty Insurance	2,189,640

	Money Management - 3.0%
48,100	SEI Investments
	Mutual Fund Administration	1,620,008
23,000	Janus Capital
	Manages Mutual Funds	313,030
		1,933,038
	Finance - Total	9,827,788

	Health Care - 8.3%
	Services - 8.3%
175,000	First Health Group (a)
	PPO Network	2,815,750
80,000	Lincare Holdings (a)
	Home Health Care Services	2,376,800
		5,192,550
	Health Care - Total	5,192,550

	Industrial Goods/Services - 3.3%
	Logistics - 3.3%
40,000	Expeditors International of Washington
	International Freight Forwarder	2,068,000
	Industrial Goods/Services - Total	2,068,000

Total Common Stocks - 90.6%		56,914,953
	(Cost $48,264,353)

Short-Term Obligations - 9.5%
5,932,000	Repurchase Agreement with State Street Bank & Trust
	Dated 9/30/04, Due 10/01/04 at 1.70% Collateralized by
	Federal Home Loan Bank Notes, Maturing 4/02/18,
	Market Value $6,052,219 (Repurchase proceeds: $5,932,280)	5,932,000
	(Amortized Cost: $5,932,000)	5,932,000

Number of Shares or Principal Amount	Value
Total Investments - 100.1%	62,846,953
(Cost $54,196,353) (b)

Cash and Other Assets Less Liabilities - (0.1%)	(52,844)

Total Net Assets - 100%	$62,794,109

>                                         Notes to Statements of Investments

(a)                                  Non-income producing security.

(b)                                 At September 30 , 2004, for federal income tax purposes cost of investments was $54,196,353 and net unrealized appreciation was $8,650,600 consisting of gross unrealized appreciation of $10,958,470 and gross unrealized depreciation of $2,307,870.

WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2004

Number of Shares or Principal Amount		Value
Common Stocks - 93.2%
	Information - 30.5%
	Business/Consumer Software - 9.1%
622,825	Kronos (a)
	Labor Management Solutions	$27,584,919
322,900	Micros Systems (a)
	Information Systems for Restaurants & Hotels	16,167,603
1,030,000	JDA Software Group (a)
	Applications/Software & Services for Retailers	11,144,600
1,510,000	Novell (a)
	Directory, Identity Management & Authorization Software	9,528,100
350,327	PeopleSoft (a)
	HR, ERP, CRM & Supply Chain Software	6,953,991
710,600	Mapics (a)
	Mid Market ERP Software	6,430,930
429,800	MRO Software (a)
	Enterprise Management Software	4,298,000
628,200	E.Piphany (a)
	CRM Software	2,531,646
820,000	Indus International
	Enterprise Asset Management Software	1,295,600
64,500	THQ (a)
	Entertainment Software	1,255,170
90,000	SPSS (a)
	Statistical/Business Analysis Software	1,199,700
		88,390,259
	Mobile Communications - 4.0%
1,057,000	Western Wireless (a)
	Rural Cellular Phone Services	27,175,470
495,000	Crown Castle International (a)
	Communication Towers	7,365,600
46,000	Telephone & Data Systems
	Cellular & Telephone Services	3,871,820
40,000	American Tower (a)
	Communication Towers in USA & Mexico	614,000
8,150	COMARCO (a)
	Wireless Network Testing	50,855
		39,077,745
	Computer Hardware/Related Systems - 2.7%
550,000	Symbol Technologies
	Mobile Computers & Barcode Scanners	6,952,000
415,800	Seachange International (a)
	Systems for Video on Demand & Ad Insertion	6,648,642
960,000	3Com (a)
	Networking Equipment	4,051,200
195,000	CTS
	Electronic Components, Sensors & EMS	2,457,000
40,000	Rogers (a)
	PCB Laminates & High Performance Foams	1,699,600
120,000	Unova (a)
	Barcode & Wireless LAN Systems	1,686,000
50,000	Avocent (a)
	Computer Control Switches	1,301,500
14,850	Zebra Technologies (a)
	Bar Code Printing Hardware, Supplies & Software	905,999
35,000	Applied Films (a)
	Thin-Film Glass Coating Equipment	630,350
301,205	SensAble Technologies (c)
	Sensory Devices for Computer Based Sculpting	283,133
		26,615,424
	Transaction Processors - 2.2%
273,440	Global Payments
	Credit Card Processor	14,642,712
448,000	Pegasus Systems (a)
	Transaction Processor for Hotel Industry	5,340,160
102,200	Euronet Worldwide (a)
	ATM Processor	1,913,184
		21,896,056
	Radio - 1.8%
355,900	Salem Communications (a)
	Radio Stations for Religious Programming	9,011,388
515,000	Spanish Broadcasting (a)
	Spanish Language Radio Stations	5,067,600
130,900	Saga Communications (a)
	Radio Stations in Small & Mid-sized Cities	2,218,755
110,000	Cumulus Media, Cl. A (a)
	Radio Stations in Small Cities	1,582,900
		17,880,643
	Business Information/Business Services/Publishing - 1.8%
153,700	Getty Images (a)
	Photographs for Publications & Electronic Media	8,499,610
345,000	Navigant Consulting (a)
	Consulting Firm	7,576,200
200,000	InfoUSA (a)
	Business Data for Sales Leads	1,782,000
		17,857,810

Number of Shares or Principal Amount		Value
	Telecommunications/Wireline Communications - 1.6%
368,300	Commonwealth Telephone (a)
	Rural Phone Franchises & CLEC	16,039,465

	Semiconductors/Related Equipment - 1.4%
325,000	Integrated Circuit Systems (a)
	Silicon Timing Devices	6,987,500
360,000	Pericom Semiconductor (a)
	Semiconductors - Interface Integrated circuits	3,477,600
70,000	Littelfuse (a)
	Little Fuses	2,417,100
125,900	IXYS (a)
	Power Semiconductors	903,962
		13,786,162
	Instrumentation - 1.4%
288,000	Tektronix
	Analytical Instruments	9,576,000
90,000	Trimble Navigation (a)
	GPS-Based Instruments	2,844,000
25,000	Mettler Toledo (a)
	Laboratory Equipment	1,180,500
		13,600,500
	Telecommunications Equipment - 1.4%
837,800	Aspect Telecommunications (a)
	Call Center Equipment	8,319,353
340,000	Andrew (a)
	Wireless Infrastructure Equipment	4,161,600
100,000	Symmetricom (a)
	Network Timing & Synchronization Devices	946,000
		13,426,953
	Computer Services - 0.9%
705,500	AnswerThink Consulting (a)
	IT Integrator for Fortune 2000	3,774,425
753,000	RCM Technologies (a)(b)
	Technology Staffing Services	3,719,820
256,600	Analysts International (a)
	Technology Staffing Services	1,123,908
		8,618,153
	Internet - 0.8%
355,000	ValueClick (a)
	Internet Advertising	3,351,200
355,600	DoubleClick (a)
	Internet Advertising & Direct Marketing Statistical Data	2,101,596
310,000	Skillsoft Publishing (a)
	Provider of Web-Based Learning Solutions (E-Learning)	2,073,900
		7,526,696
	Television Programming - 0.6%
620,000	Mediacom Communications (a)
	Cable Television Franchises	4,048,600
138,500	Gray Television
	Mid Market Affiliated TV Stations	1,648,150
		5,696,750
	TV/Satellite Broadcasting - 0.5%
600,000	Entravision Communications (a)
	Spanish Language TV, Radio & Outdoor	4,566,000

	Contract Manufacturing - 0.3%
220,000	Plexus (a)
	Electronic Manufacturing Services	2,428,800

	Information - Total	297,407,416

	Consumer Goods/Services - 17.6%
	Retail - 6.7%
405,750	Aeropostale (a)
	Mall Based Teen Retailer	10,630,650
280,000	Abercrombie & Fitch
	Teen Apparel Retailer	8,820,000
265,000	Ann Taylor (a)
	Womens Apparel Retailer	6,201,000
198,000	Zale Corp (a)
	Specialty Retailer of Jewelry	5,563,800
339,150	Christopher & Banks
	Specialty Women’s Retailer at Moderate Price Levels	5,429,792
138,200	Urban Outfitters (a)
	Eclectic Home & Apparel Retailer	4,754,080
145,000	Petco Animal Supplies (a)
	Pet Supplies & Services	4,735,700
115,000	Chico’s Fas (a)
	Women’s Specialty Retail	3,933,000
163,000	Genesco (a)
	Multi-Concept Branded Footware Retailer	3,838,650
50,000	Michaels Stores
	Craft & Hobby Specialty Retailer	2,960,500
145,750	Hot Topic (a)
	Music Inspired Retailer of Apparel, Accessories & Gifts	2,483,580

Number of Shares or Principal Amount		Value
129,900	Brookstone (a)
	Specialty Consumer Product Retailer	2,453,811
70,000	Sports Authority (a)
	Sporting Goods Store	1,624,000
60,000	West Marine (a)
	Largest Retailer of Boating Supplies	1,282,800
150,000	Gaiam (a)
	Healthly Living Catalog & E-Commerce	895,500
		65,606,863
	Consumer Services - 5.3%
972,000	ITT Educational Services (a)
	Technology Oriented Post Secondary Degree Programs	35,040,600
390,000	Coinstar (a)
	Owner/Operator of Coin Counting Machines	9,087,000
326,500	Central Parking
	Owner, Operater & Manager of Parking Lots & Garages	4,316,330
80,000	Weight Watchers (a)
	Weight Loss Program	3,105,600
		51,549,530
	Apparel - 2.8%
254,200	Oxford Industries
	Branded & Private Label Apparel	9,468,950
212,000	Coach (a)
	Designer & Retailer of Branded Leather Accessories	8,993,040
485,400	Steven Madden (a)
	Wholesaler/Retailer of Fashion Footware	8,567,310
		27,029,300
	Furniture & Textiles - 1.0%
84,000	American Woodmark
	Kitchen Cabinets	3,110,100
110,000	Herman Miller
	Office Furniture	2,711,500
33,000	Mohawk Industries (a)
	Carpet & Flooring Manufacturer	2,619,870
40,000	HNI
	Office Furniture & Fireplaces	1,583,200
		10,024,670
	Entertainment/Leisure Products - 1.0%
390,000	Calloway Golf
	Premium Golf Clubs & Balls	4,122,300
51,300	International Speedway Motors
	Largest Motorsport Racetrack Owner & Operator	2,559,870
45,000	Speedway Motors
	Motorsport Racetrack Owner & Operator	1,499,850
50,000	Leapfrog Enterprises (a)
	Educational Toys	1,012,500
		9,194,520
	Casinos - 0.4%
107,700	Monarch Casino & Resort (a)
	Casino/Hotel in Reno	2,053,839
105,000	Alliance Gaming (a)
	Diversified Gaming Company	1,581,300
		3,635,139
	Non-Durables - 0.3%
47,000	Scotts Company (a)
	Consumer Lawn & Garden Products	3,015,050

	Food - 0.1%
62,000	NBTY (a)
	Vitamins & Supplements	1,336,720

	Consumer Goods/Services - Total	171,391,792

	Energy/Minerals - 12.9%
	Oil Services - 6.0%
550,000	Chicago Bridge & Iron
	Engineering & Construction for Petrochemicals & LNG	16,494,500
490,700	FMC Technologies (a)
	Deep Water Oil & Gas Well Head Manufacturer	16,389,380
105,000	Carbo Ceramics
	Natural Gas Well Stimulants	7,574,700
1,231,000	Newpark Resources (a)
	Oilfield Fluid Management & Equipment Rental	7,386,000
475,000	Hanover Compressor (a)
	Natural Gas Compressor Rental	6,388,750
205,000	Key Energy Services (a)
	Oil & Gas Wwell Workover Services	2,265,250
215,000	Pioneer Drilling (a)
	Oil & Gas Well Driller	1,806,000
		58,304,580
	Distribution/Marketing/Refining - 3.8%
358,000	Equitable Resources
	Natural Gas Utility & Producer	19,442,980
460,000	Oneok
	Natural Gas Utility, Marketing & Processing	11,969,200
231,000	Atmos Energy
	Natural Gas Utility	5,818,890
		37,231,070

Number of Shares or Principal Amount		Value
	Oil/Gas Producers - 3.1%
215,000	Ultra Petroleum (a)
	Natural Gas Producer	10,545,750
296,000	Western Gas
	Oil Producer & Coal Seam Gas Producer	8,462,640
150,000	Quicksilver (a)
	Natural Gas & Coal Seam Gas Producer	4,900,500
108,400	Southwestern Energy (a)
	Oil & Gas Exploration/Production	4,551,716
75,000	Range Resources
	Oil & Gas Producer	1,311,750
71,500	McMoran Exploration (a)
	Natural Gas Producers & LNG Developer	931,645
		30,704,001
	Energy/Minerals - Total	126,239,651

	Health Care - 11.9%
	Services - 5.0%
866,000	Lincare Holdings (a)
	Home Health Care Services	25,728,860
963,000	First Health (a)
	PPO Network	15,494,670
481,800	NDCHealth Group
	Health Claims Processing & Drug Marketing Services	7,732,890
		48,956,420
	Medical Equipment - 3.3%
412,000	Edwards Lifesciences (a)
	Heart Valves	13,802,000
166,300	Diagnostic Products
	Immunodiagnostic Kits	6,796,681
248,600	Visx (a)
	Laser Eye Surgery	5,121,160
93,500	Orthofix International (a)
	Bone Fixation & Stimulation Devices	3,211,725
115,700	ICU Medical (a)
	Intravenous Therapy Products	3,012,828
35,000	CTI Molecular Imaging (a)
	Medical Diagnostic Devices	282,450
		32,226,844
	Biotechnology/Drug Delivery - 3.2%
350,000	Atherogenic (a)
	Drugs for Atherosclerosis, Rheumatoid Arthritis, Asthma	11,532,500
237,000	Par Pharmaceuticals (a)
	Generics	8,515,410
270,000	Nektar Therapeutics (a)
	Pulmonary Drug Delivery	3,909,600
310,000	Ligand Pharmaceuticals (a)
	Drugs for Pain, Cancer, Osteoporosis, & Diabetes	3,106,200
400,000	Lexicon Genetics (a)
	Drug Discovery	2,636,000
154,231	SYRRX, Series C (c)
	X-Ray Crystallography	771,155
250,000	Locus Discovery, Series D. Pfd. (c)
	High Throughput Rational Drug Design	500,000
22,700	Bioveris (a)
	Immunodiagnostic Technology	140,967
		31,111,832
	Medical Supplies - 0.4%
100,700	Techne (a)
	Cytokines, Antibodies, Other Reagents For Life Sciences	3,844,726
	Health Care - Total	116,139,822

	Finance - 10.0%
	Insurance - 3.5%
447,000	HCC Insurance Holdings
	Aviation Insurance	13,477,050
39,000	Markel (a)
	Specialty Insurance	12,027,600
92,000	Leucaudia National
	Insurance Holding Company	5,211,800
35,000	Philadelphia Consolidated Holding (a)
	Specialty Insurance	1,929,200
77,000	United National Group (a)
	Specialty Insurance	1,118,040
		33,763,690
	Finance Companies - 3.0%
1,135,400	AmeriCredit (a)
	Auto Lending	23,707,152
217,100	World Acceptance (a)
	Personal Loans	5,047,575
		28,754,727
	Banks/Savings & Loans - 2.4%
317,000	TCF Financial
	Great Lakes Bank	9,601,930
73,000	Downey Financial
	California Home Lender	4,012,080

Number of Shares or Principal Amount		Value
131,875	Chittenden
	Vermont & Western Massachusetts Bank	3,593,594
80,025	Texas Regional Bancshares
	TexMex Bank	2,487,977
85,200	Anchor Bancorp Wisconsin
	Wisconsin Thrift	2,206,680
52,200	Peoples Bank Bridgeport
	Connecticut Savings & Loan	1,865,106
		23,767,367
	Money Management - 1.1%
321,000	SEI Investments
	Mutual Fund Administration	10,811,280
	Finance - Total	97,097,064

	Industrial Goods/Services - 9.1%
	Machinery - 2.6%
243,000	Esco Technologies (a)
	Filtration & Test Equipment	16,465,680
210,000	Ametek
	Aerospace/Industrial Instruments	6,367,200
78,000	Pentair
	Pumps, Water Treatment & Tools	2,722,980
		25,555,860
	Industrial Goods - 2.2%
142,000	Genlyte Group (a)
	Commercial Lighting Fixtures	9,143,380
135,300	Mine Safety Appliances
	Safety Equipment	5,509,416
98,000	Clarcor
	Mobile & Industrial Filters	4,671,660
75,000	Donaldson
	Industrial Air Filtration	2,129,250
15,450	Intermagnetics General (a)
	Superconducting Wire	357,668
		21,811,374
	Industrial Services - 0.9%
412,100	Insurance Auto Auctions (a)
	Auto Salvage Services	7,067,515
125,000	Clark (a)
	Executive Compensation & Benefits Consulting	1,692,500
		8,760,015
	Water - 0.8%
133,000	Cuno (a)
	Filtration & Fluids Clarification	7,680,750

	Logistics - 0.7%
119,000	Hub Group (a)
	Truck & Rail Freight Forwarder	4,432,750
59,600	Forward Air (a)
	Freight Transportation Between Airports	2,385,192
		6,817,942
	Construction - 0.6%
112,600	Florida Rock Industries
	Concrete & Aggregates	5,516,274

	Industrial Distribution - 0.5%
100,000	Aviall (a)
	Aircraft Replacement Parts Distributor	2,040,000
100,000	Nuco2 (a)
	Bulk CO2 Gas Distribution to Restaurants	1,947,000
50,000	Airgas
	Industrial Gas Distributor	1,203,500
		5,190,500
	Specialty Chemicals & Industrial Materials - 0.4%
95,000	Spartech
	Plastics Distribution & Compounding	2,384,500
70,000	Schulman
	Plastics Distribution & Compounding	1,542,800
		3,927,300
	Steel - 0.2%
50,000	Gibraltar Steel
	Steel Processing	1,808,000

	Outsourcing Services - 0.2%
250,000	Quanta Services (a)
	Electrical & Telecom Construction Services	1,512,500

	Industrial Goods/Services - Total	88,580,515

	Other Industries - 1.2%
	Regulated Utilities - 0.7%
345,000	Northeast Utilities
	Regulated Electric Utility	6,689,550

	Real Estate - 0.5%
47,000	The Rouse Company
	Regional Shopping Malls	3,143,360

Number of Shares or Principal Amount		Value
100,000	Crescent Real Estate Equities
	Class A Office Buildings	1,574,000
25,000	Highland Hospitality
	Hotel Real Estate Investment Trust	285,000
		5,002,360
	Other Industries- Total	11,691,910

Total Common Stocks - 93.2%
	(Cost $627,224,594)	908,548,170

Short-Term Obligations - 6.8%
$22,000,000	American General Finance 1.76% 10/4/04	21,996,773
22,000,000	BellSouth 1.75% 10/6/04	21,994,653
22,566,000	Repurchase Agreement with State Street Bank & Trust
	Dated 9/30/04, Due 10/01/04 at 1.70% Collateralized by
	Federal Home Loan Bank Notes, Maturing 4/02/18,
	Market Value $23,018,356 (Repurchase proceeds: $22,567,066)	22,566,000
	(Amortized Cost: $66,557,426)	66,557,426

Total Investments - 100.0%
	(Cost $693,782,020) (d)	975,105,596

Cash and Other Assets Less Liabilities - 0.0%		227,004

Total Net Assets - 100%		$975,332,600

>	Notes to Statements of Investments

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting securities. On September 30, 2004, the Fund held five percent or more of the outstanding voting securities of the following company:

	RCM Technologies	6.63%

The aggregate cost and value of these companies at September 30 , 2004, was $5,474,962 and $3,719,820 respectively. Investments in affiliate companies represent 0.38% of total net assets at September 30, 2004. The change in unrealized gain in affiliated companies amounted to $22,590 during the nine months ended September 30, 2004. There was no other investment activity during the period.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2004, these securities amounted to $1,554,288 which represents 0.16% of net assets.

	Additional information on these securities is as follows:

	Acquisition
Security	Dates	Cost	Value

Locus Discovery, Series D Pfd.	9/5/2001	$1,000,000	$500,000
Sensable Technologies Series C Pfd.	4/4/2000	1,000,000	283,133
SYRRX, Series C	1/8/2001	1,002,502	771,155
		$3,002,502	$1,554,288

(d)

At September 30 , 2004, for federal income tax purposes cost of investments was $693,782,020 and net unrealized appreciation was $281,323,576 consisting of gross unrealized appreciation of $310,575,513 and gross unrealized depreciation of $29,251,937.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 24, 2004

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 24, 2004